12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Current Federal Tax Expense (Benefit)	$ 2,689,220	$ 5,043,587	$ 5,955,098
Current State and Local Tax Expense (Benefit)	0	0	(18,531)
Current Income Tax Expense (Benefit)	2,689,220	5,043,587	5,936,567
Deferred Federal Income Tax Expense (Benefit)	522,773	(2,445,235)	(650,641)
Other Income Tax Expense (Benefit), Continuing Operations	$ 3,211,993	$ 2,598,352	$ 5,285,926